Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Long-term debt	¥ 10,427,340	¥ 11,529,400
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	354,000	681,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	188,000	207,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 122,000	¥ 143,000